MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2000               New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy continued its unprecedented expansion into the new year. Strong growth pushed the unemployment rate to a 30-year low. Rising commodity prices heightened concern about inflation. The price of oil moved above $30 per barrel prior to ending April at $25 per barrel. Between June 1999 and March 2000, the Federal Reserve Board raised the federal funds rate in five, 25 basis-point moves to reach 6.00 percent. The Fed subsequently demonstrated its resistance to inflation by raising the federal funds rate another 50 basis points to 6.50 percent in May. Economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. In February, the U.S. Treasury announced plans to retire debt with the federal budget surplus. This precipitated a 50-75 basis-point rally in longer Treasury maturities.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began 1999 near a record low yield of 5.05 percent but increased to 5.97 percent by calendar year-end. This index reached a high of 6.18 percent in January 2000 before ending April at 5.93 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve modestly in the first four months of 2000.

The ratio of municipal yields as a percentage of Treasury yields has been used historically as a measure of relative value. Over the past five years the ratio has ranged between an average high of 93 percent and an average low of 85 percent. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of April 2000 was primarily the result of the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent last year. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent. In the first four months of this year, volume was 30 percent lower than in the same period last year.

                     [30-YEAR BOND YIELDS 1994-2000 CHART]

                                     30-YEAR INSURED              30-Year U.S.            Insured Municipal Yields as a
                                    MUNICIPAL YIELDS             Treasury Yields         Percentage of U.S. Treasury Yields
1994                                      5.40                        6.34                             85.17
                                          5.40                        6.24                             86.54
                                          5.80                        6.66                             87.09
                                          6.40                        7.09                             90.27
                                          6.35                        7.32                             86.75
                                          6.25                        7.43                             84.12
                                          6.50                        7.61                             85.41
                                          6.25                        7.39                             84.57
                                          6.30                        7.45                             84.56
                                          6.55                        7.81                             83.87
                                          6.75                        7.96                             84.80
                                          7.00                        8.00                             87.50
                                          6.75                        7.88                             85.66
1995                                      6.40                        7.70                             83.12
                                          6.15                        7.44                             82.66
                                          6.15                        7.43                             82.77
                                          6.20                        7.34                             84.47
                                          5.80                        6.66                             87.09
                                          6.10                        6.62                             92.15
                                          6.10                        6.86                             88.92
                                          6.00                        6.66                             90.09
                                          5.95                        6.48                             91.82
                                          5.75                        6.33                             90.84
                                          5.50                        6.14                             89.58
                                          5.35                        5.94                             90.07
1996                                      5.40                        6.03                             89.55
                                          5.60                        6.46                             86.69
                                          5.85                        6.66                             87.84
                                          5.95                        6.89                             86.36
                                          6.05                        6.99                             86.55
                                          5.90                        6.89                             85.63
                                          5.85                        6.97                             83.93
                                          5.90                        7.11                             82.98
                                          5.70                        6.93                             82.25
                                          5.65                        6.64                             85.09
                                          5.50                        6.35                             86.61
                                          5.60                        6.63                             84.46
1997                                      5.70                        6.79                             83.95
                                          5.65                        6.80                             83.09
                                          5.90                        7.10                             83.10
                                          5.75                        6.94                             82.85
                                          5.65                        6.91                             81.77
                                          5.60                        6.78                             82.60
                                          5.30                        6.30                             84.13
                                          5.50                        6.61                             83.21
                                          5.40                        6.40                             84.38
                                          5.35                        6.15                             86.99
                                          5.30                        6.05                             87.60
                                          5.15                        5.92                             86.99
1998                                      5.15                        5.80                             88.79
                                          5.20                        5.92                             87.84
                                          5.25                        5.93                             88.53
                                          5.35                        5.95                             89.92
                                          5.20                        5.80                             89.66
                                          5.20                        5.65                             92.04
                                          5.18                        5.71                             90.72
                                          5.03                        5.27                             95.45
                                          4.95                        5.00                             99.00
                                          5.05                        5.16                             97.87
                                          5.00                        5.06                             98.81
                                          5.05                        5.10                             99.02
1999                                      5.00                        5.09                             98.23
                                          5.10                        5.58                             91.40
                                          5.15                        5.63                             91.47
                                          5.20                        5.66                             91.87
                                          5.30                        5.83                             90.91
                                          5.47                        5.96                             91.78
                                          5.55                        6.10                             90.98
                                          5.75                        6.06                             94.88
                                          5.85                        6.05                             96.69
                                          6.03                        6.16                             97.90
                                          6.00                        6.29                             95.39
                                          5.97                        6.48                             92.13
2000                                      6.18                        6.49                             95.22
                                          6.04                        6.14                             98.37
                                          5.82                        5.83                             99.83
                                          5.91                        5.96                             99.16

Source: Municipal Market Data - Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended April 30, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Quality Municipal Income Trust (IQI) decreased from $14.88 to $14.86 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.465 per share, the Trust's total NAV return was
3.41 percent. IQI's value on the New York Stock Exchange (NYSE) increased from $13.25 to $13.5625 per share during this period. Based on this change plus reinvestment of tax-free dividends, IQI's total market return was 5.99 percent. On April 30, 2000, IQI's share price was at a 8.73 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

Monthly dividends for the second quarter of 2000, declared in March, were unchanged at $0.0775 per share. The Trust's level of undistributed net investment income was $0.088 per share on April 30, 2000, versus $0.090 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 15 long-term sectors and 74 credits. At the end of April, the portfolio's average maturity was 15 years. Average duration, a measure of sensitivity to interest rate changes, was 5.4 years. Issues in the refunded bond category comprised 24 percent of net assets and will be redeemed on the dates shown in the portfolio. Current information on the portfolio's credit ratings, sector distribution and geographic diversification is provided in the accompanying charts and tables. Optional call provisions, by year, with their respective cost (book) yields are also shown.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.06 per share to common share earnings. Weekly ARPS yields ranged between 3.20 percent and 5.30 percent. In comparison, the yield on 1-year municipal notes increased from 3.77 percent at the end of October 1999 to 4.23 percent at the end of April. The Trust's five ARPS series totaling $208 million represented 31 percent of net assets.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to increase short-term interest rates in an effort to slow

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST the economy. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2000, the Trust purchased and retired 4.25 percent of its common stock (1,390,400 shares) at a weighted average market discount of 10.98 percent. The anti-dilutive effect of acquiring treasury shares is reported in the table of Financial Highlights on page 18.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

[LARGEST SECTORS CHART]

LARGEST SECTORS AS OF APRIL 30, 2000
(% OF NET ASSETS)

REFUNDED                                      24%
WATER & SEWER                                 12%
GENERAL OBLIGATION                            11%
MORTGAGE                                      10%
TRANSPORTATION                                 8%
HOSPITAL                                       8%
IDR/PCR*                                       8%
ELECTRIC REVENUE                               8%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF APRIL 30,
2000 (% OF TOTAL LONG-TERM
PORTFOLIO)
----------
Aaa or AAA                         51%
Aa or AA                           32%
A or A                             13%
Baa or BBB                          3%
Ba or BB                            1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

GEOGRAPHIC SUMMARY OF INVESTMENTS
---------------------------------
BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
APRIL 30, 2000
ALABAMA                                                                            1.2%
ALASKA                                                                             1.1
CALIFORNIA                                                                         2.9
COLORADO                                                                           3.6
CONNECTICUT                                                                        2.6
DISTRICT OF COLUMBIA                                                               1.6
FLORIDA                                                                            7.4
GEORGIA                                                                            5.2
HAWAII                                                                             2.0
IDAHO                                                                              0.2
ILLINOIS                                                                           8.3
INDIANA                                                                            1.2
KENTUCKY                                                                           0.7
MAINE                                                                              0.5
MASSACHUSETTS                                                                      8.1
MICHIGAN                                                                           2.4
MINNESOTA                                                                          3.0
MISSOURI                                                                           6.2
NEBRASKA                                                                           0.8
NEVADA                                                                             3.8
NEW JERSEY                                                                         2.1
NEW MEXICO                                                                         0.9
NEW YORK                                                                           5.2
OHIO                                                                               2.2
PENNSYLVANIA                                                                       4.0
PUERTO RICO                                                                        0.9
SOUTH CAROLINA                                                                     5.4
SOUTH DAKOTA                                                                       0.8
TEXAS                                                                              5.8
VIRGINIA                                                                           2.6
WASHINGTON                                                                         3.5
WEST VIRGINIA                                                                      2.9
TOTAL                                                                             99.1%
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

CALL AND COST (BOOK) YIELD STRUCTURE APRIL 30, 2000

WEIGHTED AVERAGE
CALL PROTECTION: 4 YEARS

YEARS BOND CALLABLE                                   PERCENT CALLABLE *
2000                                                           3%
2001                                                           7%
2002                                                          56%
2003                                                          13%
2004                                                           0%
2005                                                           1%
2006                                                           0%
2007                                                           0%
2008                                                           4%
2009                                                           7%
2010+                                                          9%

COST (BOOK) YIELD**

WEIGHTED AVERAGE
BOOK YIELD: 6.4%
2000                                          6.7%
2001                                          6.6%
2002                                          6.6%
2003                                          6.5%
2004
2005                                            6%
2006
2007                                          6.3%
2008                                            6%
2009                                          5.4%
2010+                                           6%

 * % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT
   BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST EARNED A BOOK YIELD OF 6.6% ON 7% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.4%)
            General Obligation (10.7%)
$  4,000    Denver City & County School Dist No 1, Colorado, Ser 1999
             (FGIC).....................................................   5.25%   12/01/16    $  3,808,280
            Hawaii,
   5,000     1992 Ser BZ................................................   6.00    10/01/10       5,228,400
   8,000     1992 Ser BZ................................................   6.00    10/01/11       8,418,880
   4,000    Cook County, Illinois, Ser 1992 C (FGIC)....................   6.00    11/15/09       4,216,760
   1,275    New York City, New York, 1992 Ser B.........................   7.00    02/01/20       1,330,858
            South Carolina,
  14,000     Highway Ser 1999 A.........................................   4.60    05/01/18      12,022,780
  10,000     Highway Ser 1999 A.........................................   4.60    05/01/19       8,503,800
   5,000    Houston Independent School District, PSF Gtd School & Refg
             Ser 1999 A.................................................   5.25    02/15/18       4,670,500
   9,035    San Antonio, Texas, Refg Ser 1992...........................   5.75    08/01/13       9,081,440
  15,000    Washington, Ser 1993 A......................................   5.75    10/01/17      15,004,950
--------                                                                                       ------------
  75,310                                                                                         72,286,648
--------                                                                                       ------------

            Educational Facilities Revenue (1.9%)
   2,500    University of Illinois, Auxilliary Ser 1991.................   5.75    04/01/22       2,451,050
   5,000    Massachusetts Health & Educational Facilities Authority,
             Brandeis University, 1998 Ser I (MBIA).....................   4.75    10/01/28       4,089,700
            Scranton-Lackawanna Health & Welfare Authority,
             Pennsylvania,
   3,000     University of Scranton 1992 Ser A..........................   6.40    03/01/07       3,100,470
   3,300     University of Scranton 1992 Ser A..........................   6.50    03/01/13       3,425,301
--------                                                                                       ------------
  13,800                                                                                         13,066,521
--------                                                                                       ------------

            Electric Revenue (7.7%)
   3,000    Los Angeles Department of Water & Power, California, Issue
             of 1992....................................................   6.375   02/01/20       3,121,740
   9,500    Orlando Utilities Commission, Florida, Ser 1991 A...........   5.50    10/01/26       8,981,870
  10,000    Municipal Electric Authority of Georgia, Power 1992 Ser B
             (Secondary MBIA)...........................................   6.375   01/01/16      10,437,800
   5,000    Hastings, Nebraska, Refg Ser 1992...........................   6.30    01/01/19       5,107,400
  10,000    Long Island Power Authority, New York, Ser 2000 A (FSA)
             (WI).......................................................   0.00    06/01/16       3,947,800
  10,000    Hamilton!, Ohio, Refg 1992 Ser A (FGIC).....................   6.00    10/15/23      10,050,100
            Grant County Public Utility District #2, Washington,
   8,220     Priest Rapids Hydro Second Ser 1992 A......................   5.00    01/01/23       7,107,423
   2,645     Wanapum Hydro Second Ser 1992 B (AMT)......................   6.75    01/01/23       2,756,064
--------                                                                                       ------------
  58,365                                                                                         51,510,197
--------                                                                                       ------------

            Hospital Revenue (7.7%)
   5,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)...............................................   5.875   08/15/15       5,021,550
   9,250    Massachusetts Health & Educational Facilities Authority,
             Massachusetts General Hospital Ser F (AMBAC)...............   6.00    07/01/15       9,425,843

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$ 10,000    Missouri Health & Educational Facilities Authority, Health
             Midwest
             Ser 1992 B (MBIA)..........................................   6.25%   02/15/22    $ 10,092,800
  10,000    New York State Medical Care Facilities Agency, The Mount
             Sinai Hospital - FHA Insured Mortgage 1992 Ser C...........   5.75    08/15/19       9,771,300
   4,500    Cuyahoga County, Ohio, Cleveland Clinic Foundation Refg Ser
             1992.......................................................   5.50    11/15/11       4,428,180
   5,000    Dauphin County General Authority, Pennsylvania, HAPSO Group
             Inc/ The Western Pennsylvania Hospital Refg 1992 Ser A
             (MBIA).....................................................   6.25    07/01/16       5,085,550
   3,000    Philadelphia Hospitals & Higher Education Facilities
             Authority, Pennsylvania, Chestnut Hill Hospital Ser of
             1992.......................................................   6.375   11/15/11       2,888,580
   5,000    South Dakota Health & Educational Facilities Authority,
             Queen of Peace Hospital Ser 1992 (MBIA)....................   6.70    07/01/17       5,236,350
--------                                                                                       ------------
  51,750                                                                                         51,950,153
--------                                                                                       ------------

            Industrial Development/Pollution Control Revenue (7.7%)
   6,000    California Pollution Control Financing Authority, Keller
             Cannon Landfill Co/Browning-Ferris Industries Inc Ser 1992
             (AMT)......................................................   6.875   11/01/27       5,638,620
   5,000    Citrus County, Florida, Florida Power Corp Refg Ser 1992
             B..........................................................   6.35    02/01/22       5,060,600
   5,000    Washoe County, Nevada, Sierra Pacific Power Co Ser
             1987 (AMT) (MBIA)..........................................   6.65    06/01/17       5,254,700
  15,000    Berkeley County, South Carolina, South Carolina Electric &
             Gas Co Ser 1984............................................   6.50    10/01/14      15,677,400
  10,000    Brazos River Authority, Texas, Houston Lighting & Power Co
             Ser 1992 B (MBIA)..........................................   6.375   04/01/12      10,459,700
  10,000    Mason County, West Virginia, Appalachian Power Co Ser J.....   6.60    10/01/22       9,948,400
--------                                                                                       ------------
  51,000                                                                                         52,039,420
--------                                                                                       ------------

            Mortgage Revenue -- Multi-Family (5.3%)
   7,000    Illinois Housing Development Authority, Ser I...............   6.625   09/01/12       7,192,570
  15,705    Michigan Housing Development Authority, Rental 1992 Ser A
             (Bifurcated FSA)...........................................   6.50    04/01/23      16,201,749
            Missouri Housing Development Commission,
   5,405     Federally Insured Mortgage Loans Refg Ser 11/15/92.........   6.50    07/01/16       5,439,862
   6,865     Federally Insured Mortgage Loans Refg Ser 11/15/92.........   6.60    07/01/24       6,909,142
--------                                                                                       ------------
  34,975                                                                                         35,743,323
--------                                                                                       ------------

            Mortgage Revenue -- Single Family (4.9%)
  16,495    Connecticut Housing Finance Authority, 1992 Ser B...........   6.70    11/15/12      17,250,306
   5,315    Georgia Housing & Finance Authority, Home Ownership 1992 Ser
             C..........................................................   6.50    12/01/11       5,400,784
   1,100    Idaho Housing Agency, 1992 Ser E (AMT)......................   6.75    07/01/12       1,122,319
            Minnesota Housing Finance Agency,
   2,780     Ser 1992 D-1...............................................   6.50    01/01/17       2,824,341
   6,020     Ser 1992 CD-1 (AMT)........................................   6.75    07/01/23       6,103,257
--------                                                                                       ------------
  31,710                                                                                         32,701,007
--------                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (1.6%)
$ 11,250    Minneapolis & Saint Paul Housing & Redevelopment Authority,
--------     Minnesota, Group Health Plan Inc Ser 1992..................   6.90%   10/15/22    $ 10,980,338
                                                                                               ------------

            Public Facilities Revenue (1.7%)
   3,645    Illinois, Civic Center Ser 1990 A (AMBAC)...................   6.00    12/15/15       3,650,504
   7,370    Indianapolis Local Public Improvement Bond Bank, Indiana,
             Ser 1992 D.................................................   6.75    02/01/20       7,748,302
--------                                                                                       ------------
  11,015                                                                                         11,398,806
--------                                                                                       ------------

            Recreational Facilities Revenue (1.5%)
  10,000    Atlanta Downtown Development Authority, Georgia, Underground
--------     Atlanta Refg Ser 1992......................................   6.25    10/01/16      10,251,100
                                                                                               ------------

            Resource Recovery Revenue (1.9%)
  12,185    Broward County, Florida, Broward Waste Energy Co North Ser
             1984.......................................................   7.95    12/01/08      12,574,554
--------                                                                                       ------------

            Transportation Facilities Revenue (8.4%)
            Dade County, Florida,
   3,000     Aviation 1992 Ser B (AMT) (MBIA)...........................   6.55    10/01/13       3,141,180
   5,000     Aviation 1992 Ser B (AMT) (MBIA)...........................   6.60    10/01/22       5,196,850
   5,000    Atlanta, Georgia, Airport Ser 2000 A (FGIC).................   5.50    01/01/26       4,743,050
  13,000    Chicago, Illinois, Chicago - O'Hare Int'l Terminal Ser 1992
             (AMT) (MBIA)...............................................   6.75    01/01/12      13,511,810
   4,000    Regional Transportation Authority, Illinois, Refg Ser 1999
             (FSA)......................................................   5.75    06/01/21       3,980,400
   3,400    Maine Turnpike Authority, Ser 2000 (FGIC)...................   5.50    07/01/30       3,213,612
   2,390    St Louis, Missouri, Lambert - St Louis Int'l Airport Ser
             1992 (AMT) (FGIC)..........................................   6.00    07/01/08       2,447,217
            New Jersey Transportation Trust Fund Authority,
   5,000     1998 Ser A (FSA)...........................................   4.50    06/15/19       4,143,150
   5,000     1999 Ser A.................................................   5.75    06/15/20       5,071,350
   5,000    New Jersey Turnpike Authority, Ser 2000 A (MBIA)............   5.75    01/01/19       5,010,550
   6,000    Puerto Rico Highway & Transportation Authority, Refg Ser V..   6.625   07/01/12       6,272,520
--------                                                                                       ------------
  56,790                                                                                         56,731,689
--------                                                                                       ------------

            Water & Sewer Revenue (11.6%)
   4,000    Birmingham, Alabama, Water & Sewer Ser 1998 A...............   4.75    01/01/21       3,370,000
   6,000    Tampa Bay Water, Florida, Utility Ser 1998 B (FGIC).........   4.75    10/01/27       4,980,000
   5,000    Douglasville - Douglas County Water & Sewer Authority,
             Georgia, Ser 1998 (FGIC)...................................   4.50    06/01/23       4,015,750
   5,000    Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky, Ser 1999 A (FGIC)................................   5.75    05/15/33       4,884,200
     715    Massachusetts Water Pollution Abatement Trust, MWRA Loan Ser
             1998 A.....................................................   4.75    08/01/18         617,309

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Massachusetts Water Resources Authority,
$ 10,000     Refg 1992 Ser B............................................   5.50%   11/01/15    $  9,805,900
  10,000     1998 Ser A (FSA)...........................................   4.50    08/01/22       8,013,000
  10,000     2000 Ser A (FGIC)..........................................   5.75    08/01/39       9,681,700
   3,335    Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
             (AMBAC)....................................................   5.25    05/15/19       3,096,047
  20,000    New York City Municipal Water Finance Authority, New York,
             Ser 1993 A.................................................   6.00    06/15/17      20,179,800
   7,045    Houston, Texas, Water & Sewer Jr Lien Refg Ser 1991 C
             (AMBAC)....................................................   6.375   12/01/17       7,321,375
   2,000    Fairfax County Water Authority, Virginia, Refg Ser 1992.....   6.00    04/01/22       2,027,460
--------                                                                                       ------------
  83,095                                                                                         77,992,541
--------                                                                                       ------------

            Other Revenue (0.8%)
   3,360    Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C.....   5.25    07/01/17       3,160,450
   2,500    Philadelphia, Pennsylvania, Gas Works First Ser 1998 B
             (FSA)......................................................   5.00    07/01/28       2,133,400
--------                                                                                       ------------
   5,860                                                                                          5,293,850
--------                                                                                       ------------

            Refunded (24.0%)
   7,500    Alaska Housing Finance Corporation, Gen Hsg 1992 Ser A......   6.60    12/01/02+      7,692,825
  10,000    Central Coast Water Authority, California, Ser 1992
             (AMBAC)....................................................   6.50    10/01/02+     10,626,600
  20,000    Jefferson County School District #R-1, Colorado, Ser 1992
             (AMBAC)**..................................................   6.00    12/15/02+     20,741,600
  10,000    District of Columbia, Howard University Refg Ser 1992 A.....   6.75    10/01/02+     10,609,700
   9,800    Orlando, Florida, Cap Impr Refg Ser 1992....................   6.00    10/01/01+     10,164,952
  20,000    Illinois Toll Highway Authority, Priority 1992 Ser A........   6.375   01/01/03+     21,026,799
  14,285    Massachusetts Water Pollution Abatement Trust, MWRA Loan
             Ser 1998 A (ETM)...........................................   4.75    08/01/18      12,681,937
  12,610    St Louis, Missouri, Lambert - St Louis Int'l Airport Ser
             1992 (AMT) (FGIC)..........................................   6.00    07/01/02+     13,124,236
  19,700    Clark County, Nevada, Las Vegas - McCaran Int'l Airport
             Passenger Facility Charge 1992 Ser B (AMT).................   6.25    07/01/02+     20,537,053
  10,000    Allegheny County Hospital Development Authority,
             Pennsylvania, Presbyterian University Health Ser 1992 A
             (MBIA).....................................................   6.25    11/01/02+     10,329,300
  15,000    Fredericksburg Industrial Development Authority, Virginia,
             MWH Medicorp Ser 1991 A & B (FGIC).........................   6.60    08/15/23      15,657,000
   8,000    Grant County Public Utility District #2, Washington, Wanapum
             Hydro Second Ser 1992 A....................................   6.375   01/01/02+      8,341,680
--------                                                                                       ------------
 156,895                                                                                        161,533,682
--------                                                                                       ------------
 664,000    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $632,652,616).................    656,053,829
--------
                                                                                               ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.7%)
   4,000    Missouri Health & Educational Facilities Authority,
             Washington University Ser 1996 D (Demand 05/01/00).........   5.80*   09/01/30       4,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Harris County Health Facilities Development Corporation,
             Texas,
$    400     Methodist Hospital Ser 1994 (Demand 05/01/00)..............   5.80*%  12/01/25    $    400,000
   7,000     St Luke's Episcopal Hospital Ser 1997 A (Demand
             05/01/00)..................................................   6.00*   02/15/27       7,000,000
--------                                                                                       ------------

  11,400    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------
            (Identified Cost $11,400,000)...................................................     11,400,000
                                                                                               ------------

$675,400    TOTAL INVESTMENTS (Identified Cost $644,052,616) (a)..................     99.1%    667,453,829
========

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................    0.9       6,309,982
                                                                                      -----    ------------

            NET ASSETS.............................................................   100.0%   $673,763,811
                                                                                      =====    ============


---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $28,193,376 and the aggregate gross
            unrealized depreciation is $4,792,163, resulting in net
            unrealized appreciation of $23,401,213.

Bond Insurance:
---------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $644,052,616)..........        $667,453,829
Cash.....................................             121,862
Interest receivable......................          10,860,749
Prepaid expenses.........................             158,256
                                                  -----------

    TOTAL ASSETS.........................         678,594,696
                                                  -----------

LIABILITIES:
Payable for:
    Investments purchased................           4,038,300
    Dividends to preferred
     shareholders........................             325,416
    Investment management fee............             195,724
    Shares of beneficial interest
     repurchased.........................             156,514
Accrued expenses.........................             114,931
                                                  -----------

    TOTAL LIABILITIES....................           4,830,885
                                                  -----------

    NET ASSETS...........................        $673,763,811
                                                 ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
 (1,000,000 shares authorized of non-
 participating $.01 par value, 4,160
 shares outstanding).....................        $208,000,000
                                                 ------------
Common shares of beneficial interest
 (unlimited shares authorized of $.01 par
 value, 31,340,013 shares outstanding)...         438,762,376
Net unrealized appreciation..............          23,401,213
Accumulated undistributed net investment
 income..................................           2,761,912
Accumulated undistributed net realized
 gain....................................             838,310
                                                  -----------

    NET ASSETS APPLICABLE TO COMMON
     SHAREHOLDERS........................         465,763,811
                                                  -----------

    TOTAL NET ASSETS.....................        $673,763,811
                                                 ============

NET ASSET VALUE PER COMMON SHARE
 ($465,763,811 divided by 31,340,013
 common shares outstanding)..............              $14.86
                                                 ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................      $20,345,195
                                                -----------

EXPENSES
Investment management fee.................        1,192,541
Auction commission fees...................          349,620
Professional fees.........................           79,469
Transfer agent fees and expenses..........           62,871
Shareholder reports and notices...........           29,606
Auction agent fees........................           18,892
Registration fees.........................           16,722
Custodian fees............................           15,750
Trustees' fees and expenses...............            8,224
Other.....................................           23,892
                                                 ----------

    TOTAL EXPENSES........................        1,797,587

Less: expense offset......................          (15,709)
                                                 ----------

    NET EXPENSES..........................        1,781,878
                                                 ----------

    NET INVESTMENT INCOME.................       18,563,317
                                                 ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.........................        1,960,490
Net change in unrealized appreciation.....       (4,865,200)
                                                 ----------
    NET LOSS..............................       (2,904,710)
                                                 ----------
NET INCREASE..............................       $15,658,607
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED    FOR THE YEAR
                                                        APRIL 30,         ENDED
                                                           2000       OCTOBER 31, 1999
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $18,563,317      $ 38,468,411
Net realized gain (loss).............................    1,960,490        (1,122,180)
Net change in unrealized appreciation................   (4,865,200)      (43,771,021)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................   15,658,607        (6,424,790)
                                                       ------------     ------------

Dividends to preferred shareholders from net
 investment income...................................   (3,854,994)       (7,437,084)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................  (14,878,264)      (30,960,584)
Net realized gain....................................      --             (1,575,210)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................  (14,878,264)      (32,535,794)
                                                       ------------     ------------

Decrease from transactions in common shares of
 beneficial interest.................................  (18,340,630)       (8,751,946)
                                                       ------------     ------------

    NET DECREASE.....................................  (21,415,281)      (55,149,614)
NET ASSETS:
Beginning of period..................................  695,179,092       750,328,706
                                                       ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,761,912 and $2,931,853, respectively)......... $673,763,811      $695,179,092
                                                      ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  April 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $31,357,092 and $47,225,911, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2000, the Trust had transfer agent fees and expenses payable of approximately $3,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,484. At April 30, 2000, the Trust had an accrued pension liability of $39,794 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                RESET         RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   -------------   -----   --------   ----------------
  1      1,120       $56,000      3.925%  09/06/00           3.925%
  2        400        20,000      4.20    05/04/00      3.20 - 4.20
  3      1,120        56,000      3.65    07/06/00             3.65
  4      1,120        56,000      4.40    05/04/00     3.349 - 4.55
  5        400        20,000      4.67    05/05/00      3.25 - 5.30

---------------------
 *  As of April 30, 2000.
**  For the six months ended April 30, 2000.

Subsequent to April 30, 2000 and up through June 2, 2000, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.65% to 5.00% in the aggregate amount of $1,099,314.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1998...................................  33,362,113   $333,621    $465,521,331
Treasury shares purchased and retired (weighted average
 discount 8.66%)*...........................................    (631,700)    (6,317)     (8,745,629)
                                                              ----------   --------    ------------
Balance, October 31, 1999...................................  32,730,413    327,304     456,775,702
Treasury shares purchased and retired (weighted average
 discount 10.98%)*..........................................  (1,390,400)   (13,904)    (18,326,726)
                                                              ----------   --------    ------------
Balance, April 30, 2000.....................................  31,340,013   $313,400    $438,448,976
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Trust had a net capital loss carryover of approximately $1,122,000, all of which will be available through October 31, 2007 to offset future capital gains to the extent provided by regulations.

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 28, 2000, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE           DATE
---------  ------------   -------------
 $0.0775    May 5, 2000    May 19, 2000
 $0.0775   June 9, 2000   June 23, 2000

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31*
                                                         MONTHS ENDED       ----------------------------------------------------
                                                        APRIL 30, 2000*       1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)

SELECTED PER SHARE DATA:
Net asset value, beginning of period..................      $ 14.88           $16.26     $15.91    $ 15.44    $ 15.33     $13.62
                                                            -------           ------     ------    -------    -------     ------
Income (loss) from investment operations:
 Net investment income................................         0.58             1.16       1.19       1.20       1.19       1.18
 Net realized and unrealized gain (loss)..............        (0.08)           (1.36)      0.34       0.51       0.13       1.66
                                                            -------           ------     ------    -------    -------     ------
Total income (loss) from investment operations........         0.50            (0.20)      1.53       1.71       1.32       2.84
                                                            -------           ------     ------    -------    -------     ------
Less dividends and distributions from:
 Net investment income................................        (0.47)           (0.93)     (0.93)     (0.99)     (0.99)     (0.99)
 Common share equivalent of dividends paid to
   preferred shareholders.............................        (0.12)           (0.22)     (0.23)     (0.23)     (0.22)     (0.22)
 Net realized gain....................................           --            (0.05)     (0.03)     (0.03)     (0.04)        --
                                                            -------           ------     ------    -------    -------     ------
Total dividends and distributions.....................        (0.59)           (1.20)     (1.19)     (1.25)     (1.25)     (1.21)
                                                            -------           ------     ------    -------    -------     ------
Anti-dilutive effect of acquiring treasury shares.....         0.07             0.02       0.01       0.01       0.04       0.08
                                                            -------           ------     ------    -------    -------     ------
Net asset value, end of period........................      $ 14.86           $14.88     $16.26    $ 15.91    $ 15.44     $15.33
                                                            =======           ======     ======    =======    =======     ======
Market value, end of period...........................      $13.563           $13.25     $15.75    $14.875    $14.625     $13.75
                                                            =======           ======     ======    =======    =======     ======
TOTAL RETURN+.........................................         5.99%(1)       (10.21)%    12.66%      8.84%     14.27%     24.77%
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses........................................         0.76%(2)(3)      0.73%      0.71%(3)   0.70%(3)   0.69%(3)   0.72%(3)
Net investment income before preferred stock
 dividends............................................         7.84%(2)         7.32%      7.35%      7.68%      7.73%      8.05%
Preferred stock dividends.............................         1.63%(2)         1.42%      1.45%      1.47%      1.41%      1.53%
Net investment income available to common
 shareholders.........................................         6.21%(2)         5.90%      5.90%      6.21%      6.32%      6.52%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............     $673,764         $695,179   $750,329   $742,504   $734,799   $752,840
Asset coverage on preferred shares at end of period...          323%             333%       360%       356%       353%       361%
Portfolio turnover rate...............................            5%(1)           21%         2%         2%        --          1%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL INCOME TRUST

REVISED INVESTMENT POLICY (unaudited)

On January 26, 2000, the Trustees of Morgan Stanley Dean Witter Quality Municipal Income Trust (the "Trust") approved an investment policy whereby the Trust would be permitted to invest up to 10% of its assets in inverse floating rate municipal obligations. The inverse floating rate municipal obligations in which the Trust will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL
INCOME TRUST


Semiannual Report
April 30, 2000